Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ (342)	$ (358)	$ 296
Exploration expenditures written off (includes dry wells and signature bonuses)	(691)	(248)	456
Contractual penalties on local content requirements	165	(47)	38
Other exploration expenses	(19)	(34)	13
Total expenses	(887)	(687)	803
Cash used in:
Operating activities	360	393	307
Investment activities	1,253	555	532
Total cash used	$ 1,613	$ 948	$ 839